Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2024
Fidelity Emerging Markets Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	16.67%
Since Inception	2.40%	[1]
Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.54%
Since Inception	1.77%	[1]
Fidelity Emerging Markets Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.81%
Since Inception	1.94%	[1]
IXYVI
Average Annual Return:
Past 1 year	18.78%
Since Inception	3.26%	[1]
MC041
Average Annual Return:
Past 1 year	9.86%
Since Inception	1.72%	[1]

[1]	AFrom February 26, 2019.